Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2023	2022
Trade accounts payable	$70,567	$72,934
Accrued payroll	18,129	17,069
Taxes payable	4,302	4,425
Deferred revenue	2,376	4,435
	$95,374	$98,863